Schedule of key management compensation (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Short-term employee benefits	₨ 35,019	₨ 27,462	₨ 46,342
Contributions to defined contribution plans	340	259	180
Profit linked bonus		16,130	18,487
Directors Sitting fee’s	10,516	10,846	8,886
Share based payment	157,715	53,330	2,277
Total compensation paid to key management personnel	₨ 203,590	₨ 108,027	₨ 76,172